NOTE RECEIVABLE	12 Months Ended
Oct. 31, 2023
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 6 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.8 million on October 31, 2023. This note has a maturity date of October 31, 2025. The note bears a fixed interest rate of 2.0% per annum.

The Company originated a note receivable to a third party in the principal amount of $7.5 million on January 29, 2021. This note had a maturity date of January 29, 2023 and the Company collected the note at maturity. The note bears a fixed interest rate of 2.0% per annum.

As of October 31, 2023 and 2022, the outstanding principal balance of these notes was $7,800,000 and $7,500,000, respectively, and was recorded as “Note receivable” on the accompanying consolidated balance sheets. The interest income related to these notes was $37,808, $262,192 and $113,014 for the years ended October 31, 2023, 2022 and 2021, respectively, and was included in “Interest income” on the consolidated statements of operations and comprehensive loss. As of October 31, 2023 and 2022, the outstanding interest balance related to the note was $0 and $262,192, respectively, and was included in “Interest receivable” on the accompanying consolidated balance sheets.